SUBSEQUENT EVENTS - SECURITIZE, INC. AND SUBSIDIARIES (Details) - Securitize, Inc. and Subsidiaries - USD ($)	Apr. 28, 2026	May 12, 2026	May 11, 2026	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Line of Credit
Subsequent Event [Line Items]
Line of credit			$ 2,000,000	$ 641,636	$ 638,451	$ 1,287,723
Subsequent Event
Subsequent Event [Line Items]
Sale of stock, maximum amount	$ 20,000,000.0
Sale of stock (in dollars per share)	$ 15.56
Sale of stock (in shares)	1,285,347
Subsequent Event | Line of Credit
Subsequent Event [Line Items]
Line of credit		$ 3,000,000